UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2002
                                                 ------------------

Check here if Amendment [X]; Amendment Number:    5
      This Amendment (Check only one.): [ X ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Waveland Capital Management, LLC
                  ------------------------------------
Address:          1850 Second Street, Suite 201
                  ------------------------------------
                  Highland Park, Illinois 60035
                  ------------------------------------

Form 13F File Number: 28-10090
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David S. Richter
         -------------------------------------------------
Title:   Manager
         -------------------------------------------------
Phone:   (312) 739-2138
         -------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ David S. Richter           Chicago, Illinois            February 14 , 2003
------------------------       ------------------------      ------------------
    [Signature]                         [City, State]               [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of other Managers Reporting for this Manager

Form 13F File Number                 Name

28-05459                  Waveland International, Ltd.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            1
                                                    ------------------

Form 13F Information Table Entry Total:                       3
                                                    ------------------

Form 13F Information Table Value Total:             $       3,404
                                                     -----------------
                                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.         Form 13F File Number                   Name

    1           28-05463                           David S. Richter



                                                   Form 13F Information Table


          Column 1       Column 2      Column 3    Column 4           Column 5          Column 6    Column 7          Column 8
       Name of Issuer Title of Class     CUSIP       Value    Shrs or    Sh/     Put/  Investment    Other        Voting Authority
                                                   (X$1000)   Prn Amt    Prn     Call  Discretion   Managers     Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------

HEARTLAND PARTNERS       COM           422357103      649      119,586    SH            DEFINED      1            119,586
-----------------------------------------------------------------------------------------------------------------------------------
THE CRONOS GROUP         COM           L20708100    1,522      387,191    SH            DEFINED      1            387,191
-----------------------------------------------------------------------------------------------------------------------------------
LAKES ENTERTAINMENT INC. COM           51206P109    1,233      231,998    SH            DEFINED      1            231,998
-----------------------------------------------------------------------------------------------------------------------------------